Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans [Abstract]
Employee Benefit Plans Disclosure

10.  EMPLOYEE BENEFIT PLANS

The Company maintains various benefit plans, including defined contribution plans, defined benefit plans and deferred compensation plans, for which the Company’s subsidiary, CHS, is the plan sponsor.  The CHS/Community Health Systems, Inc. Retirement Savings Plan is a defined contribution plan which covers the majority of the employees of the Company.  Employees of certain subsidiaries whose employment is covered by collective bargaining agreements are eligible to participate in one of several other defined contribution plans including the CHS/Community Health Systems, Inc. Standard 401(k) Plan, which was established effective October 1, 2010 for the benefit of employees at the three hospitals acquired in Youngstown, Ohio and Warren, Ohio and their beneficiaries.  This plan is structured such that employees of other subsidiaries may become eligible to participate as new entities are acquired by the Company or upon changes to collective bargaining agreements covering participants in the other defined contribution plans.  Total expense to the Company under the 401(k) plans was $101.5 million, $108.5 million and $101.7 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company maintains unfunded deferred compensation plans that allow participants to defer receipt of a portion of their compensation. The liability for the deferred compensation plans was $111.6 million and $87.3 million as of December 31, 2013 and 2012, respectively, and is included in other long-term liabilities on the consolidated balance sheets. The Company had assets of $109.1 million and $87.1 million as of December 31, 2013 and 2012, respectively, in a non-qualified plan trust generally designated to pay benefits of the deferred compensation plans, consisting of trading securities of $38.0 million and $34.7 million as of December 31, 2013 and 2012, respectively, and company-owned life insurance contracts of $71.1 million and $52.4 million as of December 31, 2013 and 2012, respectively.

The Company provides an unfunded Supplemental Executive Retirement Plan (“SERP”) for certain members of its executive management. The Company uses a December 31 measurement date for the benefit obligations and a January 1 measurement date for its net periodic costs for the SERP. Variances from actuarially assumed rates will result in increases or decreases in benefit obligations and net periodic cost in future periods. Benefits expense under the SERP was $14.2 million, $12.9 million and $11.9 million for the years ended December 31, 2013, 2012 and 2011, respectively.  The accrued benefit liability for the SERP totaled $105.3 million at December 31, 2013 and $104.8 million at December 31, 2012, and is included in other long-term liabilities on the consolidated balance sheets.  The weighted-average assumptions used in determining net periodic cost for the year ended December 31, 2013 was a discount rate of 3.0% and annual salary increase of 4.0%. The estimated future benefit payments reflecting future service as of December 31, 2013 are $1.5 million for 2014, $16.0 million for 2015, $43.9 million for 2016, $17.8 million for 2017, $7.2 million for 2018, and $21.2 million for the five years thereafter.  The Company had available-for-sale securities in a rabbi trust generally designated to pay benefits of the SERP in the amounts of $64.9 million and $56.4 million at December 31, 2013 and 2012, respectively.  These amounts are included in other assets, net on the consolidated balance sheets.

The Company maintains the CHS/Community Health Systems, Inc. Retirement Income Plan (“Pension Plan”), which is a defined benefit, non-contributory pension plan that covers certain employees at three of its hospitals. The Pension Plan provides benefits to covered individuals satisfying certain age and service requirements. Employer contributions to the Pension Plan are in accordance with the minimum funding requirements of the Employee Retirement Income Security Act of 1974, as amended. The Company expects to make no contribution to the Pension Plan in 2014. The Company uses a December 31 measurement date for the benefit obligations and a January 1 measurement date for its net periodic costs for the Pension Plan. Variances from actuarially assumed rates will result in increases or decreases in benefit obligations, net periodic cost and funding requirements in future periods. Benefits expense under the Pension Plan was $0.3 million, $0.3 million and $0.6 million for the years ended December 31, 2013, 2012 and 2011, respectively.  The accrued benefit liability for the Pension Plan totaled $6.6 million at December 31, 2013 and $16.8 million at December 31, 2012, and is included in other long-term liabilities on the consolidated balance sheets.  The weighted-average assumptions used for determining the net periodic cost for the year ended December 31, 2013 was a discount rate of 3.9%, an annual salary increase of 5.0% and the expected long-term rate of return on assets of 8.0%.